Operating Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lessee, Operating Leases
8. Leases
Operating leases

The Company charters in vessels from other vessel owners on time-charter contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company. A time-charter-in contract is typically for a fixed period of time, although in certain cases, the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate.
With respect to time charter-in contracts with an original term of more than one year, for the year ended December 31, 2023, Teekay Tankers incurred $70.8 million (2022 - $26.5 million) of time-charter hire expenses related to ten (2022 - seven) time-charter-in contracts, of which $41.1 million (2022 - $11.4 million) was allocable to the lease component and $29.7 million (2022 - $15.1 million) was allocable to the non-lease component. The $41.1 million (2022 - $11.4 million) allocable to the lease component approximates the cash paid for the amounts included in lease liabilities and is reflected as a reduction in operating cash flows for the year ended December 31, 2023. Five of Teekay Tankers' time-charter-in contracts include an option to extend the charter for an additional one-year term, and one charter-in contract includes options to extend the charter for up to three additional one-year terms. Since it is not reasonably certain that Teekay Tankers will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at December 31, 2023, the weighted-average remaining lease term and weighted-average discount rate for these time-charter-in contracts were 3.0 years and 6.4%, respectively (2022 - 3.4 years and 6.0%, respectively).

The Company has elected to recognize the lease payments of short-term leases in the statement of income (loss) on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. For the year ended December 31, 2023, the Company incurred $nil (2022 - $0.9 million) of time-charter hire expense related to time-charter-in contracts classified as short-term leases.

During the year ended December 31, 2023, Teekay Tankers chartered in three Aframax / LR2 vessels for periods of 24 months, 36 months and 84 months, respectively, which resulted in the Company recognizing right-of-use assets and lease liabilities of $56.2 million on the lease commencement dates for these vessels. During the year ended December 31, 2023, Teekay Tankers also exercised its options to extend three existing Aframax / LR2 vessel in-charter contracts for periods of 12 months and one existing lightering support vessel in-charter contract for a period of 18 months, which resulted in Teekay Tankers recognizing right-of-use assets and lease liabilities of $12.6 million and $0.9 million on the option declaration dates for the Aframax / LR2 vessels and lightering support vessel, respectively.

During the year ended December 31, 2022, Teekay Tankers chartered in one Aframax / LR2 vessel and one Suezmax vessel for periods of 24 months and 54 months, respectively, which resulted in the Company recognizing right-of-use assets and lease liabilities of $8.9 million and $30.3 million on the lease commencement dates for the Aframax / LR2 vessel and Suezmax vessel, respectively. During the year ended December 31, 2022, Teekay Tankers also agreed to modify two existing lightering support vessel in-charter contracts, which resulted in Teekay Tankers recognizing right-of-use assets and lease liabilities of $2.1 million on the lease modification dates.
A maturity analysis of the Company’s operating lease liabilities, excluding such amounts related to discontinued operations (see Note 21), from time-charter-in contracts (excluding short-term leases) at December 31, 2023 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
Payments
2024	39,627	26,713	66,340
2025	20,484	12,370	32,854
2026	11,415	7,400	18,815
2027	6,214	4,933	11,147
2028	3,015	3,250	6,265
Thereafter	3,195	3,443	6,638
Total payments	83,950	58,109	142,059
Less: imputed interest	(7,636)
Carrying value of operating lease liabilities	76,314
Less: current portion	(35,882)
Carrying value of long-term operating lease liabilities	40,432

As at December 31, 2023, the total minimum commitments to be incurred by the Company under time-charter-in contracts were approximately $66.3 million (2024), $32.9 million (2025), $18.8 million (2026), $11.2 million (2027), $6.3 million (2028) and $6.6 million (thereafter). As at December 31, 2022, the total minimum commitments to be incurred by the Company under time charter-in contracts were approximately $53.9 million (2023), $36.0 million (2024), $30.0 million (2025), $18.8 million (2026), $11.2 million (2027), and $12.9 million (thereafter), including two Aframax / LR2 tankers that were delivered to the Company in the first quarter of 2023 and commenced a seven-year time charter-in contract and a three-year time charter-in contract, respectively.

Lessee, Finance Leases [Text Block]

	December 31, 2023 $	December 31, 2022 $

Obligations related to finance leases	140,811	536,480
Less: unamortized discount and debt issuance costs	(1,212)	(3,720)
Total obligations related to finance leases	139,599	532,760
Less current portion	(20,517)	(60,161)
Long-term obligations related to finance leases	119,082	472,599

As at December 31, 2023, Teekay Tankers had sale-leaseback financing transactions with financial institutions relating to eight of its vessels (excluding nine, six and four vessels which Teekay Tankers repurchased in March 2023, May 2023 and September 2023, respectively, for a total price of $164.3 million, $142.8 million and $57.2 million, respectively, pursuant to repurchase options under the applicable sale-leaseback arrangements).

Under the sale-leaseback arrangements, Teekay Tankers transferred the vessels to subsidiaries of the financial institutions (collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from six to nine-year terms ending between 2028 and 2031. Teekay Tankers has the option to repurchase each of the eight vessels starting in March 2024 until the end of their respective lease terms. In January 2024, Teekay Tankers gave notice to exercise its options to acquire the eight vessels for a total cost of $137.0 million pursuant to repurchase options under related sale-leaseback arrangements. Teekay Tankers expects to complete the repurchase and delivery of these eight vessels in March 2024 (see note 22). Upon redelivery of these eight vessels, the vessels will be unencumbered.

The sale-leaseback transactions for the eight sale-leaseback vessels for which repurchase options were exercised in January 2024 have been accounted for, as of December 31, 2023, as failed sales and Teekay Tankers has not derecognized the assets and continues to depreciate the assets as if it was the legal owner. Proceeds received from the sales have been set up as an obligation related to finance lease and bareboat charter hire payments made by Teekay Tankers to the Lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.

The bareboat charters related to the eight vessels require that Teekay Tankers maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5.0% of Teekay Tankers' consolidated debt and obligations related to finance leases.
The bareboat charters require Teekay Tankers to maintain, for each vessel, a minimum hull coverage ratio of 100% of the total outstanding principal balance. As at December 31, 2023, these ratios ranged from 232% to 285% (2022 - ranged from 173% to 292%). For the eight bareboat charters, should any of these ratios drop below the required amount, the relevant Lessor may request that Teekay Tankers make a payment to reduce the outstanding principal balance or provide additional collateral satisfactory to the relevant Lessor in the amount of the shortfall, in each case to restore compliance with the relevant ratio.

The requirements of the bareboat charters are assessed annually with reference to vessel valuations compiled by two or more agreed upon third parties. As at December 31, 2023, Teekay Tankers was in compliance with all covenants in respect of its obligations related to finance leases.

The weighted average interest rate on Teekay Tankers’ obligations related to finance leases as at December 31, 2023 was 8.4% (December 31, 2022 – 7.2%).

As at December 31, 2023, Teekay Tankers' total remaining commitments related to financial liabilities of these vessels were approximately $181.7 million (December 31, 2022 – $695.2 million), including imputed interest of $40.9 million (December 31, 2022 – $158.7 million), repayable from 2024 through 2031, as indicated below:

Commitments(1)
December 31, 2023
Year	$
2024	31,951
2025	30,170
2026	28,422
2027	26,674
2028	25,064
Thereafter	39,414
(1)Excludes the effect of the repurchase option notices that the Company provided in January 2024 to acquire eight vessels pursuant to repurchase options under related sale-leaseback arrangements which is expected to be completed in March 2024, as described above.